Parent Only Financial Information - Schedule of Condensed Statements of Cash Flows (Details) - Reportable Legal Entities [Member] - Parent Company [Member] - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Condensed Statements of Cash Flows [Line Items]
Net cash used in operating activities	¥ (37,386)	¥ (2,158)
Cash flows from investing activities
Investments in and amounts due from subsidiaries, the VIE and VIE’s subsidiaries	(249)
Investment in short-term investments	(41,685)
Proceeds from redemption of short-term investments	11,532
Net cash used in investing activities	(30,402)
Cash flows from financing activities
Proceeds from issuance of convertible promissory note, net of issuance costs	42,278
Net cash provided by financing activities	42,278
Effect of exchange rate changes on cash and cash equivalents	(42)	320
Net decrease in cash and cash equivalents	(25,552)	(1,838)
Cash and cash equivalents at the beginning of the period	29,762	61,230
Cash and cash equivalents at the end of the period	¥ 4,210	¥ 59,392